Schedule II - Valuation And Qualifying Accounts And Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Obsolescence Of Inventories [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 575	$ 530	$ 509
Changes charged to statement of operations accounts	20	34	32
Payments	0	0	0
Write-offs (net of recoveries)	(49)	0	0
Sales, retirements and transfers	0	11	(11)
Balance at end of year	546	575	530
Allowance For Uncollectible Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	52	58	58
Changes charged to statement of operations accounts	3	4	5
Payments	0	0	0
Write-offs (net of recoveries)	(11)	(10)	(5)
Sales, retirements and transfers	0	0	0
Balance at end of year	44	52	58
Reserves For Environmental Remediation Costs [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	14	17	18
Changes charged to statement of operations accounts	(1)	(2)	0
Payments	0	(1)	(1)
Write-offs (net of recoveries)	0	0	0
Sales, retirements and transfers	0	0	0
Balance at end of year	$ 13	$ 14	$ 17